Related Party Balances and Transactions - Purchase of property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Related Party Transaction [Line Items]
Purchase of property and equipment	¥ 42,202	¥ 11,107	¥ 2,960
Kunshan Siwopu Intelligent Equipment Co., Ltd.
Related Party Transaction [Line Items]
Purchase of property and equipment	7,982	¥ 11,107
Nanjing Weibang Transmission Technology Co., Ltd.
Related Party Transaction [Line Items]
Purchase of property and equipment	¥ 34,220
Bite Shijie (Beijing) Keji Co., Ltd.
Related Party Transaction [Line Items]
Purchase of property and equipment			¥ 2,960